Related Party Transactions and Balances (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Zhongxiangxin [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount			$ 6,849,972	¥ 50.0
Fixed interest rate on advances			2.35%
Interest amount			$ 6,854,443
Hainan Guoxie [Member]
Related Party Transactions and Balances [Line Items]
Advanced amount			$ 10,190,726
Proceeds from advance	$ 809,649	¥ 5.8
Jiangsu Guomai [Member]
Related Party Transactions and Balances [Line Items]
Procurement payment	$ 418,784	¥ 3.0